Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [text block] [Abstract]
Schedule of financial assets and liabilities
	At	At
	December 31,	December 31,
	2020	2021

Soles (a)	3.624	3.998
Chilean Pesos (b)	711.24	844.69
Colombian Pesos (c)	3,432.50	3,981.16

Schedule of financial position
	2020	2021
	US$(000)	US$(000)

Assets	562,761	519,448
Liabilities	295,120	512,947

Schedule of corporation’s exchange gains and losses
	2019	2020	2021

Gain	390,008	426,164	383,199
Loss	(422,578)	(429,930)	(430,410)

Schedule of foreign currency
	2020		2021
	Assets	Liabilities	Assets	Liabilities

Chilean Pesos	40,869,086	74,151,415	37,652,361	97,540,055
Colombian Pesos	113,350,078	54,581,654	63,774,095	33,770,395

Schedule of financial liabilities
	Less than	1-2	2-5	More than
As of December 31, 2020	1 year	years	years	5 years	Total

Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	433,318	183,796	197,785	23,953	838,852
Finance leases	16,287	14,919	20,851	8,515	60,572
Lease liability for right-of-use asset	24,714	32,006	19,847	11,131	87,698
Bonds	137,090	168,673	385,919	971,543	1,663,225
Trade accounts payables (except non-financial liabilities)	968,719	40,502	-	-	1,009,221
Accounts payables to related parties	43,818	35,461	-	836	80,115
Other accounts payables and other provisions (except non-financial liabilities)	344,411	62,943	230,352	322,123	959,829
	1,968,357	538,300	854,754	1,338,101	4,699,512

As of December 31, 2021	Less than 1 year	1-2 years	2-5 years	More than 5 years	Total

Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	224,503	52,751	173,392	124,320	574,966
Finance leases	5,624	4,613	296	-	10,533
Lease liability for right-of-use asset	18,817	24,295	21,993	8,086	73,191
Bonds	137,852	206,476	837,931	792,037	1,974,296
Trade accounts payables (except non-financial liabilities)	912,826	-	-	-	912,826
Accounts payables to related parties	51,004	50,712	-	-	101,716
Other accounts payables and other provisions (except non-financial liabilities)	323,070	22,941	109,383	422,666	878,060
	1,673,696	361,788	1,142,995	1,347,109	4,525,588

Schedule of gearing ratio
	2020	2021
Total borrowings and bonds (Note 18 and Note 19)	1,831,079	1,840,822
Less: Cash and cash equivalents (Note 9)	(900,168)	(957,178)
Net debt	930,911	883,644
Total equity	1,595,296	1,453,266
Total capital	2,526,207	2,336,910

Gearing ratio	0.37	0.38

Schedule of assets and liabilities measured at fair value
Level 3

As of December 31, 2020

Financial liabilities
Other financial entities (Note 18-d)	152,523

As of December 31, 2021

Financial liabilities
Other financial entities (Note 18-d)	165,878